Ohio National Fund, Inc.

Supplement dated February 3, 2017

to the Prospectus dated May 1, 2016

The following supplements and amends the prospectus dated May 1, 2016, as previously supplemented:

S&P 500® Index Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since May 1, 2016. Deane Gyllenhaal and Patrick Waddell, CFA, have been Senior Portfolio Managers of the Portfolio since May 2016. Louis Bottari has been a Portfolio Manager of the Portfolio since May 2016. Peter Matthew has been a Portfolio Manager of the Portfolio since October 2016 and Assistant Portfolio Manager of the Portfolio since May 2016. Robert Regan has been a Portfolio Manager of the Portfolio since December 2016. Thomas Brussard, Jr., CFA has been an Assistant Portfolio Manager of the Portfolio since August 2016.

Nasdaq-100® Index Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since May 1, 2016. Deane Gyllenhaal and Patrick Waddell, CFA, have been Senior Portfolio Managers of the Portfolio since May 2016. Louis Bottari has been a Portfolio Manager of the Portfolio since May 2016. Peter Matthew has been a Portfolio Manager of the Portfolio since October 2016 and Assistant Portfolio Manager of the Portfolio since May 2016. Robert Regan has been a Portfolio Manager of the Portfolio since December 2016. Thomas Brussard, Jr., CFA has been an Assistant Portfolio Manager of the Portfolio since August 2016.

S&P MidCap 400® Index Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since December 19, 2016. Deane Gyllenhaal and Patrick Waddell, CFA, have been Senior Portfolio Managers of the Portfolio since November 2016. Louis Bottari has been a Portfolio Manager of the Portfolio since November 2016. Peter Matthew has been a Portfolio Manager of the Portfolio since November 2016. Robert Regan has been a Portfolio Manager of the Portfolio since December 2016. Thomas Brussard, Jr., CFA has been an Assistant Portfolio Manager of the Portfolio since November 2016.

Fund Management

Under the section “Management of Portfolios,” the following information replaces the corresponding section in its entirety and the information regarding Robert Regan is added.

Deane Gyllenhaal and Patrick Waddell are Senior Portfolio Managers, Louis Bottari, Peter Matthew and Robert Regan are Portfolio Managers, and Thomas Brussard, Jr. is an Assistant Portfolio Manager of the S&P 500® Index Portfolio, S&P MidCap 400® Index Portfolio, and Nasdaq-100® Index Portfolio.

Deane Gyllenhaal has been a Senior Portfolio Manager with Geode since 2014. In addition to his portfolio management responsibilities, Mr. Gyllenhaal is responsible for new product development. Prior to joining Geode, Mr. Gyllenhaal was a Portfolio Manager with Hartford Investment Management from 2006 to 2014. Previously, he was a Senior Portfolio Manager within the Global Structured Products Group of State Street Global Advisors from 1996 to 2006.

Patrick Waddell has been a Senior Portfolio Manager with Geode since 2014. Prior to that Mr. Waddell was a Portfolio Manager since 2006, and an Assistant Portfolio Manager since 2004. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity Investments from 1997 to 2004, most recently as a Senior Portfolio Assistant.

Louis Bottari has been a Portfolio Manager with Geode since 2010. Prior to that, Mr. Bottari was an Assistant Portfolio Manager with Geode since 2008. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for new product development. Prior to joining Geode, Mr. Bottari was an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008. Mr. Bottari began his career at Fidelity Investments in 1991.

Peter Matthew has been a Portfolio Manager with Geode since 2016. Prior to that, Mr. Matthew was an Assistant Portfolio Manager with Geode since 2012, a Portfolio Manager Assistant since 2011 and a Senior Operations Associate since 2007. Prior to joining Geode in 2007, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

Robert Regan has been a Portfolio Manager with Geode since 2016. Prior to joining Geode in 2016, Mr. Regan worked at State Street Global Advisors for eight years, most recently as Senior Implementation Portfolio Manager and Vice President on the Active Emerging Markets team. Prior to working at State Street Global Advisors, Mr. Regan worked at PanAgora Asset Management for eleven years as a Senior Investment Associate and then Portfolio Manager. He began his career at Investors Bank and Trust.

Thomas Brussard, Jr., CFA, has been an Assistant Portfolio Manager with Geode since 2016. Prior to that, Mr. Brussard was a Portfolio Manager Assistant with Geode since 2015 and a Senior Trade Operations Associate since 2011. Prior to joining Geode in 2011, Mr. Brussard was employed by Fidelity Investments from 2006 to 2011.

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